Note 28 - Retained earnings, revaluation reserves and other reserves - Accumulated Income And Revaluation Reserves (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Holding Company [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	€ 15,014,000,000	€ 16,623,000,000	€ 14,698,000,000
BBVA Bancomer Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	12,890,000,000	10,645,000,000	10,014,000,000
Garanti BBVA Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	2,509,000,000	1,985,000,000	1,415,000,000
BBVA Provincial BankMember [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	1,731,000,000	1,736,000,000	1,745,000,000
Argentina BBVA Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	1,302,000,000	1,148,000,000	1,220,000,000
BBVA Colombia Group
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	1,287,000,000	1,130,000,000	998,000,000
Corporacion General Financiera S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	920,000,000	932,000,000	1,084,000,000
BBVA Peru [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	984,000,000	848,000,000	756,000,000
BBVA Chile Group
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	619,000,000	597,000,000	168,000,000
BBVA Paraguay [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	160,000,000	130,000,000	119,000,000
Pecri Inversion S L [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	114,000,000	(50,000,000)	(74,000,000)
Bilbao Vizcaya Holding S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	77,000,000	62,000,000	49,000,000
Compania de Cartera e Inversiones S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	59,000,000	47,000,000	108,000,000
Gran Jorge Juan S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	42,000,000	27,000,000	(33,000,000)
Banco Industrial de Bilbao S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(12,000,000)	(13,000,000)	0
BBVA Seguros S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(35,000,000)	(99,000,000)	(127,000,000)
BBVA Suiza S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(47,000,000)	(52,000,000)	(53,000,000)
BBVA Portugal Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(52,000,000)	(59,000,000)	(66,000,000)
Anida Grupo Inmobiliario S L [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(594,000,000)	(587,000,000)	363,000,000
Sociedades inmobiliarias Unnim [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(617,000,000)	(594,000,000)	(587,000,000)
Grupo USA BBVA Banchsares [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(1,078,000,000)	(317,000,000)	(586,000,000)
Anida Operaciones Singulares S L [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(5,409,000,000)	(5,375,000,000)	(5,317,000,000)
Other [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	644,000,000	624,000,000	172,000,000
Subtotal Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	30,508,000,000	29,388,000,000	26,066,000,000
Atom Bank PLC [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(91,000,000)	(56,000,000)	(28,000,000)
Metrovacesa [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(84,000,000)	(75,000,000)	(61,000,000)
Other Joint Vneture [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	11,000,000	12,000,000	51,000,000
Subtotal Joint Ventures [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(164,000,000)	(119,000,000)	(38,000,000)
Total Member
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	€ 30,344,000,000	€ 29,269,000,000	€ 26,028,000,000